Annual Total Returns (Vanguard Global ex-U.S. Real Estate Index Fund - Admiral Shares Participant:) (Vanguard Global ex-U.S. Real Estate Index Fund, Vanguard Global ex-U.S. Real Estate Index Fund - Admiral Shares)
12 Months Ended
Oct. 31, 2014
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Admiral Shares
Annual Total Return
2014	2.70%
2013	3.33%
2012	41.67%